DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF BUSINESS AND ORGANIZATION
DESCRIPTION OF BUSINESS AND ORGANIZATION

YINTECH INVESTMENT HOLDINGS LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands)

1.    DESCRIPTION  OF BUSINESS AND ORGANIZATION

Yintech Investment Holdings Limited (“Yintech”, or the “Company”) was incorporated under the laws of the Cayman Islands on November 4, 2015, which was 100% ultimately owned by Chen Wenbin, Yan Ming, and Chen Ningfeng (collectively the “Founding Shareholders”), each held 40%,  30%, and 30% equity interest in Yintech.

Prior to June 2017, Yintech and its subsidiaries (hereinafter the “Group”) primarily provided trading and investment services for online spot commodity trading through three exchanges, namely Shanghai Gold Exchange (“Shanghai Exchange”), Tianjin Precious Metals Exchange (“Tianjin Exchange”) and Guangdong Precious Metals Exchange (“Guangdong Exchange”) (collectively, the “Exchanges”) in the PRC. Among the three exchanges the Group operated on, Shanghai Exchange is established by the People’s Bank of China (“PBOC”), with the approval of the State Council of the PRC, and is the only national-level exchange for spot commodity trading in China. Tianjin and Guangdong Exchanges are provincial-level exchanges supervised by the Finance Office of Tianjin Municipal Government and the Department of Commerce of Guangdong Province, respectively.

Six subsidiaries of the Group were comprehensive members of either Tianjin Exchange or Guangdong Exchange. As a comprehensive member of the Tianjin and Guangdong Exchanges, the Group earned commissions and fees on customers’ trades and served as the counterparty to customers’ trades. Therefore, the Group was exposed to market risk related to fluctuations of the prices of the underlying commodities that primarily consist of silver, palladium, platinum, copper, aluminum and nickel. In June 2016, Tianjin Exchange launched a new trading rule and a new trading system (the “New Mechanism”), under which the Group only took the broker role in customer deals and did not take positions any more. As a result, the Group started to only earn trading commissions in Tianjin Exchange. The new trading mechanism and the old version were in parallel run until the New Mechanism fully replaced the old mechanism by the end of 2016. The Group did not hold cash, securities, or property from customers that would be used to margin, guarantee, or secure any trades or contracts that result from customers’ order. On the Shanghai Exchange, the Group serves as an agent and do not hold principal positions. To a lesser extent, the Group also trades in physical commodity of raw silver.

On April 24, 2017, Guangdong Exchange announced that it has adjusted its commodity trading business in light of new market development, and in particular, it terminated the trading of all the spot commodity on the exchange on May 6, 2017.

On June 2, 2017, Tianjin Exchange announced that it would adjust its commodity trading business in order to reduce trading risks. In particular, it suspended the opening of new trading positions and significantly tightened leverage requirement for all commodities (silver, palladium and platinum) traded on the exchange starting from June 12, 2017. The closing of existing trading positions was not affected. In August and November 2017, eight subsidiaries in total that provided customers with services in relation to trading of spot commodities on Guangdong Exchange and Tianjin Exchange were disposed of.

Starting from May 2017, the Group entered into brokerage agreements with several commodity futures brokers, through which the Group provides commodity futures trading service to its individual customers on silver and other precious metal and commodities on three leading future commodity exchanges in China, namely the Dalian Commodity Exchange (“Dalian Exchange”), Zhengzhou Commodity Exchange (“Zhengzhou Exchange”) and Shanghai Futures Exchange (“Shanghai Futures”) (collectively, the “Futures Commodity Exchanges”). The Futures Commodity Exchanges are supervised by China Securities Regulatory Commission (“CSRC”).

Starting from June 2017, through xinhuanet.com, hexun.com, sina.com.cn and the Group’s self-developed and self-maintained platform, the Group provides securities advisory services to its individual clients.

Starting from October 2017, the Group provides asset management service to its targeting high net worth individuals in China. The Group engages in such business activity through launching and managing asset management products. The asset management services is supervised by the Asset Management Association of China (“AMAC”).

Starting from 2018, the Group provides Type 1 regulated activity (dealing in securities), Type 4 regulated activity (advising on securities) and Type 9 regulated activity (asset management) under the Hong Kong Securities and Futures Ordinance to its individual and institutional customers through Forthright Financial Holdings Company Limited and its subsidiaries (collectively, the “Forthright Group”). The securities brokerage service, securities advisory service and asset management service are regulated by the Securities and Futures Commission of Hong Kong (“SFC”).

Starting from 2019, the Group provides Type 2 regulated activity (dealing in futures contract) and Type 5 regulated activity (advising on futures contract) under the Hong Kong Securities and Futures Ordinance to its individual and institutional customers through the Forthright Group.

As of December 31, 2019, Yintech has subsidiaries, VIEs and VIEs’ subsidiaries in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, United States of America (“USA”), British Virgin Islands (“BVI”) and New Zealand (“NZ”). Details of the subsidiaries, VIEs and VIEs’ subsidiaries of the Company are set out below:

			% of equity
	Date of		interest held
	incorporation/	Paid	by the	Place of
Name of subsidiary	acquisition	up capital	Company	incorporation

Shanghai Yin Sai Computer Technology Co., Ltd. (Yin Sai) (formerly known as Shanghai Yin Tian Xia Technology Co., Ltd.)	Incorporated on June 27, 2011	RMB 5 million	100%	PRC
Shanghai Rong Qi Financial and Information Service Co., Ltd.) (formerly known as Shanghai Yin Tian Xia Financial and Information Service Co., Ltd.)	Incorporated on May 15, 2014	RMB 5 million	100%	PRC
Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))	Incorporated on September 29, 2014	USD 1 dollar	100%	BVI
Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)	Incorporated on October 31, 2014	HKD 1 dollar	100%	Hong Kong
Shanghai Chun Xin Information Technology Co., Ltd. (formerly known as Shanghai Zu Ding Culture Communication Co., Ltd.)	Incorporated on April 14, 2015	RMB 1 million	100%	PRC
Shanghai Yintech Investment Group Co., Ltd. (formerly known as Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd.)	Incorporated on April 14, 2015	USD 30 million	100%	PRC
Yintech Frontier Co., Ltd.	Incorporated on November 5, 2015	USD 1 dollar	100%	BVI
Yintech Elements Co., Ltd.	Incorporated on November 9, 2015	USD 1 dollar	100%	BVI
Shanghai Jin Dou Information Technology Co., Ltd. ("Jin Dou")	Incorporated on November 12, 2015	RMB 10 million	100%	PRC
Yintech Elements (HK) Co., Ltd.	Incorporated on November 19, 2015	HKD 1 dollar	100%	Hong Kong
Yintech Frontier (HK) Co., Ltd.	Incorporated on November 19, 2015	HKD 1 dollar	100%	Hong Kong
Shanghai Jin Huan Industrial Co., Ltd. ("Jin Huan")	Incorporated on November 30, 2015	RMB 9.95 million	100%	PRC
Shanghai Jin Yi Information Technology Co., Ltd., ("Jin Yi")	Incorporated on December 4, 2015	RMB 10 million	100%	PRC
Shanghai Yi Shi Information Technology Co., Ltd. (''Yi Shi'')	Incorporated on March 30, 2016	RMB 10 million	100%	PRC
Yintech Ventures Co., Ltd.	Incorporated on June 1, 2016	USD 1 dollar	100%	BVI
Shanghai Yin He You Co., Ltd. ("Yin He You")	Acquired on June 1, 2016	RMB 5 million	100%	PRC
Yintech Gold Co., Ltd.	Incorporated on June 16, 2016	—	100%	BVI
Yintech Ventures (HK) Co., Ltd.	Incorporated on June 21, 2016	HKD 1 dollar	100%	Hong Kong
Shanghai Li Xian Information Technology Co., Ltd. (''Li Xian'')	Incorporated on July 26, 2016	—	100%	PRC
Shanghai Xie Luo Information Technology Co., Ltd. (''Xie Luo'')	Incorporated on July 26, 2016	—	100%	PRC
Gold Master (HK) Co., Ltd.("Gold Master HK")	Acquired on August 31, 2016	USD 3 million	100%	Hong Kong
Shanghai Ming Qin Information Technology Co., Ltd. (''Ming Qin'')	Acquired on August 31, 2016	—	100%	PRC
Shanghai Gold Master Network Financial Information Service Co., Ltd. (''Gold Master'')	Acquired on August 31, 2016	RMB 84 million	100%	PRC
Shanghai Gold Master Network Technology Co., Ltd. (''Gold Master Network'')	Acquired on August 31, 2016	RMB 10 million	100%	PRC
Shanghai Xi Ben Software Technology Co., Ltd. (''Xi Ben'')	Incorporated on September 12, 2016	—	100%	PRC
Yintech Innovation Co., Ltd.	Incorporated on November 23, 2016	—	100%	BVI
Yintech Financial Holdings Co., Ltd.	Incorporated on December 12, 2016	USD 1 dollar	100%	BVI
Yintech Innovation Labs, LLC	Incorporated on December 20, 2016	USD 0.5 million	100%	USA
Shanghai Die Xiao Information Technology Co., Ltd. ("Die Xiao")	Incorporated on December 27, 2016	RMB 1.85 million	100%	PRC
Shanghai Hai Fan Information Technology Co., Ltd. ("Hai Fan")	Incorporated on January 22, 2017	—	100%	PRC
Shanghai Hao Ken Information Technology Co., Ltd. ("Hao Ken")	Incorporated on February 23, 2017	RMB 0.2 million	100%	PRC
Shanghai Qian Cheng Industrial Co., Ltd. ("Qian Cheng")	Incorporated on August 7, 2017	RMB 1 million	100%	PRC
Shanghai Qian Lin Industrial Co., Ltd. ("Qian Lin")	Incorporated on August 8, 2017	RMB 0.01 million	100%	PRC
Shanghai Qian Jing Industrial Co., Ltd. ("Qian Jing")	Incorporated on August 9, 2017	RMB 1 million	100%	PRC
Shanghai Qian Xi Industrial Co., Ltd. (“Qian Xi”)	Incorporated on August 9, 2017	RMB 0.06 million	100%	PRC
Shanghai Qian Dian Industrial Co., Ltd. ("Qian Dian")	Incorporated on August 10, 2017	RMB 1 million	100%	PRC
Shanghai Qian Du Industrial Co., Ltd. ("Qian Du")	Incorporated on August 10, 2017	RMB 0.66 million	100%	PRC
Shanghai Qian Shi Industrial Co., Ltd. ("Qian Shi")	Incorporated on August 10, 2017	—	100%	PRC
Shanghai Xu Fan Industrial Co., Ltd. ("Xu Fan")	Incorporated on August 15, 2017	RMB 0.01 million	100%	PRC
Shanghai Xu Xing Industrial Co., Ltd. (“Xu Xing”)	Incorporated on August 15, 2017	RMB 0.01 million	100%	PRC
Shanghai Xu Mu Industrial Co., Ltd. ("Xu Mu")	Incorporated on August 17, 2017	RMB 1 million	100%	PRC
Fuqing Yun Zhong Information Technology Co., Ltd. ("Yun Zhong")	Incorporated on October 19, 2017	RMB 1 million	100%	PRC
Shanghai Miao Huan Industrial Co., Ltd. ("Miao Huan")	Incorporated on October 24, 2017	RMB 0.51 million	100%	PRC
Shanghai Qian Fan Industrial Co., Ltd. ("Qian Fan")	Incorporated on October 28, 2017	RMB 0.19 million	100%	PRC
Shanghai Qian Bang Industrial Co., Ltd. ("Qian Bang")	Incorporated on October 29, 2017	RMB 0.01 million	100%	PRC
Forthright International Holdings Limited	Acquired on December 29, 2017	USD 1 dollar	100%	BVI
Forthright International Co., Ltd.	Acquired on December 29, 2017	—	100%	New Zealand
Forthright Financial Holdings Co., Ltd.	Acquired on December 29, 2017	HKD 80 million	100%	Hong Kong
Forthright Securities Co., Ltd.	Acquired on December 29, 2017	HKD 200 million	100%	Hong Kong
Forthright Management Services Co., Ltd.	Acquired on December 29, 2017	HKD 0.01 million	100%	Hong Kong
Forthright Asset Management Co., Ltd.	Acquired on December 29, 2017	HKD 15 million	100%	Hong Kong
Forthright Finance Co., Ltd.	Acquired on December 29, 2017	HKD 0.5 million	100%	Hong Kong
Shanghai Fan Di Information Technology Co., Ltd. ("Fan Di")	Acquired on December 29, 2017	HKD 20 million	100%	PRC
Shanghai Zai Bi Industrial Co., Ltd. ("Zai Bi")	Incorporated on January 2, 2018	RMB 0.02 million	100%	PRC
Shanghai Qian Lian Industrial Co., Ltd. ("Qian Lian")	Incorporated on January 3, 2018	RMB 0.02 million	100%	PRC
Shanghai Zai Ning Industrial Co., Ltd. ("Zai Ning")	Incorporated on January 3, 2018	—	100%	PRC
Guangzhou Jin Shou Zhi Information Technology Co., Ltd., ("Jin Shou Zhi")	Incorporated on January 9, 2018	RMB 0.53 million	100%	PRC
Guangzhou Hao Miao Information Technology Co., Ltd. (“Hao Miao”)	Incorporated on January 9, 2018	RMB 0.35 million	100%	PRC
OTS Capital Management (Cayman) limited	Acquired on December 4, 2018	USD 100	100%	BVI
OTS Capital Management limited	Acquired on December 4, 2018	HKD 1.24 million	100%	Hong Kong
Shanghai Fei Xiu Network Technology Co., Ltd. (‘‘Fei Xiu’’)	Incorporated on January 21, 2019	RMB 0.2 million	100%	PRC
			% of equity
	Date of		interest held
	incorporation/	Paid	by the	Place of
Name of VIE	acquisition	up capital	Company	incorporation

Shanghai Bei Xun Industrial Co., Ltd. (“Bei Xun”)	Acquired on January 3, 2017	RMB 40 million	100%	PRC
Shanghai Ran Yu Information Technology Co., Ltd. ("Ran Yu")	Acquired on January 3, 2017	RMB 20 million	100%	PRC
Guangdong Hong Feng Co., Ltd. ("Hong Feng")	Incorporated on October 17, 2017	RMB 2.6 million	100%	PRC
Dalian Shun Fu Hui Business Information Advisory Co., Ltd. (“Shun Fu Hui”)	Incorporated on July 31, 2018	—	100%	PRC
Shanghai Chun Da Asset Management Co., Ltd. (“Chun Da”)	Acquired on October 1, 2017	RMB 10 million	100%	PRC
			% of equity
	Date of		interest held
	incorporation/	Paid	by the	Place of
Name of VIE’s subsidiary	acquisition	up capital	Company	incorporation

Shanghai Hua Shu Tong Jin Industrial Co., Ltd. ("Hua Shu Tong Jin")	Incorporated on May 26, 2017	RMB 0.03 million	100%	PRC
Guangdong Bo Zhong Securities Investment Advisory Co., Ltd. ("Bo Zhong")	Acquired on May 31, 2017	RMB 35 million	94%	PRC
Sina Shi Jin (Shanghai) Information Technology Co., Ltd. (“Sina Shi Jin”) (formerly known as Sina Cai Dao (Shanghai) Information Technology Co., Ltd.)	Acquired on July 1, 2017	RMB 200 million	51%	PRC
Shanghai Hou Zhan Information Technology Co., Ltd. ("Hou Zhan")	Incorporated on July 20, 2017	—	100%	PRC
Shanghai Yuan Shi Investment Advisory Co., Ltd. ("Yuan Shi")	Acquired on August 31, 2017	RMB 2.4 million	100%	PRC
Shanghai Fu Dong Cultural Communication Co., Ltd (“Fu Dong”)	Acquired on January 31, 2018	RMB 10 million	100%	PRC
Shanghai Xin Hui Tong Investment Advisory Co., Ltd. (“Xin Hui Tong”)	Acquired on January 31, 2018	RMB 5 million	99.5%	PRC